UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05767

Deutsche Strategic Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 141.1%
Arizona 1.2%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,847,937
California 15.0%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,170,620
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,875,632
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,138,700
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,713,192
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,720,245
5.25%, 4/1/2035	1,230,000	1,435,558
5.5%, 3/1/2040	1,000,000	1,174,440
5.75%, 4/1/2031	1,000,000	1,176,870
6.0%, 4/1/2038	1,000,000	1,200,980
6.5%, 4/1/2033	1,950,000	2,381,827
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,229,660
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,395,780
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	213,123
Series A, 5.5%, 12/1/2054	195,000	215,857
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,155,020
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	614,880
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,112,680
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	480,262

		22,405,326
Colorado 2.1%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	815,060
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	440,000	469,841
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,196,340
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	673,470

		3,154,711
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,426,240
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031 (PIK)	2,348,532	311,181

		2,737,421
District of Columbia 0.8%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	223,196
Series A, AMT, 5.0%, 10/1/2043	850,000	943,900

		1,167,096
Florida 10.4%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	578,925
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	475,000	484,068
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	930,000	802,023
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	36,694
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	65,807
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,378
5.4%, 5/1/2037	1,625,000	1,627,844
Series 1, 6.55%, 5/1/2027 *	10,000	10,239
Series 2, 6.55%, 5/1/2027 *	400,000	240,092
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	171,234
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	160,000	186,421
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,168,362
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	371,498
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	549,405
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	33,572
Series A, 5.5%, 10/1/2041	3,000,000	3,455,460
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,215,929
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,695,315
Series A, 5.0%, 7/1/2037	1,590,000	1,778,145

		15,495,412
Georgia 6.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,108,870
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	409,912
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,177,990
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	2,000,000	2,405,620
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,157,120
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,153,510
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	115,444
Series A, 5.5%, 8/15/2054	180,000	210,069
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,473,980
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,148,350

		10,360,865
Guam 2.4%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,182,370
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Prerefunded, 6.0%, 7/1/2025	1,000,000	1,019,620
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	255,955
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,135,010

		3,592,955
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	581,270
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	356,938
Illinois 6.9%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,364,040
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	1,000,000	1,045,950
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,000,340
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	669,990
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,112,870
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,010,180
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	326,535
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	428,733
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,141,890
Illinois, State General Obligation, 5.5%, 7/1/2038	130,000	144,687

		10,245,215
Indiana 3.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	615,568
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,088,970
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	540,307
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	225,000	251,408
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	963,308
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	1,047,340

		4,506,901
Iowa 1.5%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	1,071,670
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	1,000,000	1,095,430

		2,167,100
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	339,453
Kentucky 5.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,321,860
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	394,273
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,668,917
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,578,782

		7,963,832
Louisiana 1.9%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,117,710
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,583,835
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	201,157

		2,902,702
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,147,860
Maryland 3.4%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,782,285
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	619,395
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,086,650
6.0%, 1/1/2028	1,385,000	1,520,051
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044	60,000	64,062

		5,072,443
Massachusetts 3.2%
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,796,945
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	505,485	3,124
Series A-2, 5.5%, 11/15/2046	101,629	88,039
Series A-1, 6.25%, 11/15/2039	1,903,948	1,845,554
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	970,596

		4,704,258
Michigan 6.2%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	301,515
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,098,320
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,016,160
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,026,720
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,284,440
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	200,745
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,252,860
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	1,095,000	1,100,103

		9,280,863
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,184,540
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	318,920
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	1,001,050
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	501,773

		1,821,743
Missouri 1.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	2,037,620
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	166,777
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	488,509

		2,692,906
Nevada 6.5%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	5,140,000	5,779,930
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,129,600
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,767,793

		9,677,323
New Hampshire 1.2%
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,831,480
New Jersey 5.6%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	798,061
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	1,000,000	1,114,140
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	755,000	796,027
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	566,960
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,729,545
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	3,333,649

		8,338,382
New York 10.0%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	312,604
Series E, 5.0%, 11/15/2042	305,000	341,597
Series A-1, 5.0%, 11/15/2045	1,500,000	1,707,000
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	802,529
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: NATL	8,260,000	8,928,895
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	2,000,000	2,185,680
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-5, 0.01% **, 6/15/2033, SPA: Bank of America NA	580,000	580,000

		14,858,305
North Carolina 0.8%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,154,810
Ohio 2.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.02% **, 5/1/2049, LOC: Northern Trust Co.	1,900,000	1,900,000
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,754,928

		3,654,928
Pennsylvania 3.8%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,518,900
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	601,488
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038 (a)	715,000	789,260
Pennsylvania, State Turnpike Commission Revenue, Series C, 5.0%, 12/1/2044	240,000	271,445
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	491,900	492,977
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, Prerefunded, 5.875%, 1/1/2032	1,000,000	1,046,670

		5,720,740
Puerto Rico 3.1%
Commonwealth of Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035	220,000	183,845
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	684,600
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	1,000,000	661,890
Series A, 6.0%, 8/1/2042	1,000,000	707,450
Series A, 6.375%, 8/1/2039	1,320,000	961,079
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	1,463,000

		4,661,864
South Carolina 1.3%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	919,000	883,775
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	1,075,761

		1,959,536
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	500,000	545,635
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	600,280
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,177,370

		2,323,285
Texas 18.2%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,074,110
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,073,550
Central Texas, Regional Mobility Authority Revenue, Series A, 5.0%, 1/1/2043	1,500,000	1,641,270
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	635,203
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,096,270
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,189,640
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	670,165
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,429,932
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	2,220,400
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	342,094
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A, 5.45%, 11/15/2038 *	2,410,000	1,445,952
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,013,380
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	186,525
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,344,545
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	556,936
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	550,945
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,158,612
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,321,460
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	183,663
5.0%, 12/15/2031	1,000,000	1,108,040
5.0%, 12/15/2032	1,000,000	1,100,850
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	343,241
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	917,656
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	596,287

		27,200,726
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Note, Series A, 5.0%, 10/1/2032	1,500,000	1,659,405
Virginia 1.8%
Virginia, Route 460 Funding Corp., Toll Road Revenue, Series A, 5.0%, 7/1/2052	1,000,000	1,067,380
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,615,737

		2,683,117
Washington 3.4%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	632,658
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,180,900
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	1,000,000	1,096,180
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,115,360

		5,025,098
Wisconsin 2.8%
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	551,750
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group:
5.0%, 8/15/2039	200,000	225,456
Prerefunded, 6.625%, 2/15/2039	1,110,000	1,350,770
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,982,625

		4,110,601

Total Municipal Bonds and Notes (Cost $185,369,042)		210,589,347
Underlying Municipal Bonds of Inverse Floaters (b) 11.5%
California 3.0%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,121,349	2,370,050
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 144A, 5.0%, 5/1/2028, INS: AGMC (c)	1,930,312	2,156,615
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.374%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,526,665
New York 4.0%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,535,000	6,005,804
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 18.303%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
Tennessee 4.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	5,918,585	6,624,249
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.316%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $15,681,957)		17,156,718

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $201,050,999) †	152.6	227,746,065
Floating Rate Notes (b)	(7.1)	(10,615,039)
MTPS, at Liquidation Value	(40.5)	(60,475,000)
Other Assets and Liabilities, Net	1.4	2,132,386
ARPS, at Liquidation Value	(6.4)	(9,525,000)

Net Assets Applicable to Common Shareholders	100.0	149,263,412

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Tolomato Community Development District, Special Assessment, Series 2 *	6.55%	5/1/2027	400,000	141,280	240,092
Florida, Tolomato Community Development District, Special Assessment, Series 1 *	6.55%	5/1/2027	10,000	4,160	10,239
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A *	5.45%	11/15/2038	2,410,000	2,386,875	1,445,952
				2,532,316	1,696,284

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2015.

†
The cost for federal income tax purposes was $188,960,937.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $28,170,089.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,930,789 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,760,700.

(a) When-issued security.
(b)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$227,746,065	$—	$227,746,065

Total	$—	$227,746,065	$—	$227,746,065

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015